Stock-Based Compensation Stock Options by Range of Exercise Prices (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding (shares)	6,111
Options outstanding (weighted average exercise price per share)	$ 5.90
Options outstanding (weighted average remaining contractual life in years)	5 years 6 months
Options exercisable (shares)	2,855
Options exercisable (weighted average exercise price per share)	$ 2.44
Options exercisable (weighted average remaining contractual life in years)	4 years 10 months 24 days
$0.29 - $0.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 0.29
Exercise price range, upper range limit	$ 0.35
Options outstanding (shares)	919
Options outstanding (weighted average exercise price per share)	$ 0.33
Options outstanding (weighted average remaining contractual life in years)	3 years 2 months 12 days
Options exercisable (shares)	919
Options exercisable (weighted average exercise price per share)	$ 0.33
Options exercisable (weighted average remaining contractual life in years)	3 years 2 months 12 days
$0.54 - $0.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 0.54
Exercise price range, upper range limit	$ 0.84
Options outstanding (shares)	477
Options outstanding (weighted average exercise price per share)	$ 0.72
Options outstanding (weighted average remaining contractual life in years)	4 years 9 months 18 days
Options exercisable (shares)	477
Options exercisable (weighted average exercise price per share)	$ 0.72
Options exercisable (weighted average remaining contractual life in years)	4 years 9 months 18 days
$1.74 - $3.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 1.74
Exercise price range, upper range limit	$ 3.10
Options outstanding (shares)	1,094
Options outstanding (weighted average exercise price per share)	$ 2.80
Options outstanding (weighted average remaining contractual life in years)	6 years 3 months 18 days
Options exercisable (shares)	866
Options exercisable (weighted average exercise price per share)	$ 2.73
Options exercisable (weighted average remaining contractual life in years)	6 years 2 months 12 days
$4.00 - $7.82 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 4.00
Exercise price range, upper range limit	$ 7.82
Options outstanding (shares)	1,312
Options outstanding (weighted average exercise price per share)	$ 6.89
Options outstanding (weighted average remaining contractual life in years)	5 years 7 months 6 days
Options exercisable (shares)	572
Options exercisable (weighted average exercise price per share)	$ 6.48
Options exercisable (weighted average remaining contractual life in years)	5 years 8 months 12 days
$8.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 8.35
Exercise price range, upper range limit	$ 8.35
Options outstanding (shares)	1,737
Options outstanding (weighted average exercise price per share)	$ 8.35
Options outstanding (weighted average remaining contractual life in years)	6 years 1 month 6 days
Options exercisable (shares)	0
Options exercisable (weighted average exercise price per share)	$ 0.00
Options exercisable (weighted average remaining contractual life in years)	0 years
$13.00 - $19.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 13.00
Exercise price range, upper range limit	$ 19.44
Options outstanding (shares)	572
Options outstanding (weighted average exercise price per share)	$ 15.41
Options outstanding (weighted average remaining contractual life in years)	6 years 8 months 12 days
Options exercisable (shares)	21
Options exercisable (weighted average exercise price per share)	$ 13.00
Options exercisable (weighted average remaining contractual life in years)	6 years 2 months 12 days